As filed with the Securities and Exchange Commission on July 29, 2002

                                             1933 Act: Registration No.  2-60655
                                             1940 Act: Registration No. 811-2802

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                      Pre-Effective Amendment No. ____ [ ]
                       Post-Effective Amendment No. 42 [X]

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                              Amendment No. 38 [X]

                         UBS PAINEWEBBER CASHFUND, INC.
               (Exact name of registrant as specified in charter)
                               51 West 52nd Street
                          New York, New York 10019-6114
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (212) 882-5000

                              AMY R. DOBERMAN, ESQ.
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                          New York, New York 10019-6114
                     (Name and address of agent for service)

                                   Copies to:
                              JACK W. MURPHY, ESQ.
                                     Dechert
                              1775 Eye Street, N.W.
                           Washington, D.C. 20006-2401
                            Telephone: (202) 261-3303

Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment.

It is proposed that this filing will become effective:
[X] Immediately upon filing pursuant to Rule 485(b)
[ ] On _____________ pursuant to Rule 485(b)
[ ] 60 days after filing pursuant to Rule 485(a)(1)
[ ] On ________________ pursuant to Rule 485(a)(1)
[ ] 75 days after filing pursuant to Rule 485(a)(2)
[ ] On ________________ pursuant to Rule 485(a)(2)

Title of Securities Being Registered: Shares of Common Stock

[Graphic]
UBS
Global Asset Management

UBS PaineWebber Cashfund
Prospectus

July 29, 2002



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.


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              Not FDIC Insured. May lose value. No bank guarantee.
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

UBS PaineWebber Cashfund
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Contents


The Fund

What every investor should know about the fund

    Investment Objective, Strategies and Risks ......... Page 3

    Performance ........................................ Page 4

    Expenses and Fee Tables ............................ Page 5

    More About Risks and Investment Strategies ......... Page 6

Your Investment

Information for managing your fund account

    Managing Your Fund Account ......................... Page 7
    --Buying Shares
    --Selling Shares
    --Pricing and Valuation

Additional Information

Additional important information about the fund

    Management ......................................... Page 10

    Dividends and Taxes ................................ Page 10

    Financial Highlights ............................... Page 11

    Where to learn more about the fund ................. Back Cover



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           The fund is not a complete or balanced investment program.
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2                                                    UBS Global Asset Management
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UBS PaineWebber Cashfund
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Investment Objective, Strategies and Risks

Fund Objective

Current income, stability of principal and high liquidity.

Principal Investment Strategies

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.


Money market instruments generally are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are priced in U.S. dollars.

UBS PaineWebber Inc., the fund's investment advisor (the "Advisor"), has appointed UBS Global Asset Management (US) Inc. ("UBS Global AM") to serve as the fund's sub-advisor. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.


Principal Risks

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

o Credit Risk--Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

o Interest Rate Risk--The value of the fund's investments generally will fall when short term interest rates rise, and its yield will tend to lag behind prevailing rates.


o Foreign Investing Risk--The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be priced in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.


More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."


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UBS Global Asset Management                                                    3
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UBS PaineWebber Cashfund
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Performance

Risk/Return Bar Chart and Table

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Total Return

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR CHART IN THE PRINTED
MATERIAL]

Calendar Year   Total Return

1992            3.44%
1993            2.78%
1994            3.76%
1995            5.46%
1996            4.95%
1997            5.15%
1998            5.15%
1999            4.74%
2000            6.01%
2001            3.84%


Total return January 1 to June 30, 2002--0.73%
Best quarter during years shown: 3rd and 4th quarter, 2000--1.55%
Worst quarter during years shown: 4th quarter, 2001--0.56%


Average Annual Total Returns

as of December 31, 2001



One Year ...........       3.84%
Five Years .........       4.98%
Ten Years ..........       4.52%



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4                                                    UBS Global Asset Management
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UBS PaineWebber Cashfund
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Expenses and Fee Tables

Fees and Expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.


Shareholder Transaction Expenses
(fees paid directly from your investment when you buy or sell fund shares)


Maximum Sales Charge (Load) Imposed on Purchases
(as a % of offering price) .....................   None
Maximum Deferred Sales Charge (Load)
(as a % of offering price) .....................   None

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)


Management Fees .................................. 0.34%
Distribution and/or Service (12b-1) Fees ......... None
Other Expenses ................................... 0.21
                                                   ----
Total Annual Fund Operating Expenses ............. 0.55%
                                                   ====


Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


 1 year     3 years     5 years     10 years
--------   ---------   ---------   ---------
  $56        $176        $307        $689



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UBS Global Asset Management                                                    5

UBS PaineWebber Cashfund
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More About Risks and Investment Strategies

Principal Risks


The main risks of investing in the fund are described below. Other risks of investing in the fund, along with further detail about some of the risks described below, are discussed in the fund's Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.


Credit Risk. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk.

Interest Rate Risk. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of the fund's investments will fall. Also, the fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that the fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, the fund's income generally will tend to fall more slowly.


Foreign Investing Risk. Foreign investing may involve risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of U.S. issuers. In addition, there are differences between U.S. and foreign regulatory requirements and market practices.


Additional Risk


Structured Security Risk. The fund may purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (e.g., enhanced liquidity, yields linked to short-term interest rates). If those securities behaved in a way that UBS Global AM did not anticipate, or if the security structures encountered unexpected difficulties, the fund could suffer a loss.


Additional Information About Investment Strategies

Like all money market funds, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable price of $1.00 per share.


UBS Global AM may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying the fund's composition and weighted average maturity based upon UBS Global AM's assessment of the relative values of various money market instruments and future interest rate patterns. UBS Global AM also may buy or sell money market instruments to take advantage of yield differences.



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6                                                    UBS Global Asset Management

UBS PaineWebber Cashfund
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Managing Your Fund Account

Buying Shares

You must be a UBS PaineWebber(SM)* client or a client of a UBS PaineWebber correspondent firm to purchase fund shares. You can purchase fund shares by contacting your Financial Advisor.


Your order to purchase fund shares will be effective on the business day on which federal funds become available to the fund. Federal funds are funds deposited by a commercial bank in an account at a Federal Reserve Bank that can be transferred to a similar account of another bank in one day and thus can be made immediately available to the fund. A business day is any day that the Boston offices of the fund's custodian and the New York City offices of UBS PaineWebber and its bank, The Bank of New York, are all open for business.

The fund and the Advisor reserve the right to reject a purchase order or suspend the offering of fund shares.


Minimum Investments:

To open a fund account ...........  $1,000
To add to a fund account .........  $  500

The minimum to add to a fund account is waived for automatic purchases made with free cash credit balances in your UBS PaineWebber brokerage account, as described below.

The fund may change its minimum investment requirements at any time.

-------------------------
* UBS PaineWebber is a service mark of UBS AG.

Buying Shares Automatically

You must open your fund account with an initial investment of $1,000 or more. Once your fund account is opened, all free cash credit balances (that is, immediately available funds) of $500 or more in your UBS PaineWebber brokerage account (including proceeds from securities you have sold) are automatically invested in the fund on a daily basis. These purchases are made daily for settlement the next business day. All remaining free credit cash balances of $1.00 or more are invested in fund shares on the next to last business day of each month for settlement on the last business day of that month.

Buying Shares by Check

You may purchase fund shares by placing an order with your Financial Advisor and providing a check from a U.S. bank. You should make your check payable to UBS PaineWebber Cashfund, Inc. and should include your UBS PaineWebber account number on the check.

Federal funds are deemed available to the fund two business days after the deposit of a personal check and one business day after deposit of a cashier's or certified check. UBS PaineWebber may benefit from the temporary use of the proceeds of personal checks if they are converted to federal funds in less than two business days.


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UBS Global Asset Management                                                    7

UBS PaineWebber Cashfund
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Buying Shares by Wire

You may purchase fund shares by placing an order through your Financial Advisor and instructing your bank to transfer federal funds by wire to:


  The Bank of New York
  ABA 021-000018
  UBS PaineWebber Cashfund, Inc.
  A/C 890-0114-061, OBI=FBO)
  [Account Name]/[Brokerage Account Number]


The wire must include your name and UBS PaineWebber account number.

If UBS PaineWebber receives a notice from your bank of wire transfer of federal funds for a purchase of fund shares by 12:00 p.m., Eastern time, UBS PaineWebber will execute the purchase on that day. Otherwise, UBS PaineWebber will execute the order on the next business day. UBS PaineWebber and/or your bank may impose a service charge for wire purchases.

Selling Shares

You may sell your shares by contacting your Financial Advisor in person or by telephone or mail. You may also use the checkwriting service to sell your shares. Your fund shares will be sold automatically to settle any outstanding securities purchases or debits to your UBS PaineWebber brokerage account, unless you instruct your Financial Advisor otherwise.

Selling by Telephone or Mail or in Person

You may submit a request to sell fund shares in person or by telephone or mail to your Financial Advisor. Your proceeds will be mailed to you by check unless you choose a wire transfer as described below. UBS PaineWebber may charge an administrative service fee of up to $5.00 for processing sales orders by check.

If you mail an order to sell your shares to UBS PaineWebber or its correspondent firms, your request must include:

o    Your name and address;

o    The fund's name;

o    Your fund account number;

o    The dollar amount or number of shares you want to sell; and

o A guarantee of each registered owner's signature. A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The fund and its transfer agent will not accept signature guarantees that are not a part of these programs.

Sales by mail may also need to include additional supporting documents for sales by estates, trusts, guardianships, custodianships, partnerships and corporations.

Wire Transfer of Sale Proceeds

If you sell $5,000 or more of your fund shares, you may request that the sale proceeds be paid in federal funds and wired directly to a pre-designated bank account. To take advantage of this service, you must complete an authorization form that can be obtained from your Financial Advisor. If UBS PaineWebber's New York City offices receive


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8                                                    UBS Global Asset Management

UBS PaineWebber Cashfund
--------------------------------------------------------------------------------

your wire sales order prior to noon, Eastern time, on any business day, the sales proceeds will be wired to your bank account on that day. Otherwise, your sales proceeds will be wired to your bank account on the next business day. UBS PaineWebber may impose a fee for wiring sales proceeds and may sell automatically an appropriate number of fund shares to pay that fee.

Checkwriting Service

You may sell fund shares by writing a check for $500 or more against your fund account. You may obtain a supply of checks from UBS PaineWebber. When the fund's transfer agent receives the check for payment, the transfer agent will arrange for the sale of a sufficient amount of fund shares to cover the amount of the check. You will continue to receive dividends until the transfer agent receives the check.


You will not receive canceled checks, but you may request photocopies of canceled checks. If you have insufficient funds in your account to cover a check you have written, the check will be returned to the payee. Checks written in amounts less than $500 will also be returned. You should not attempt to redeem all the shares in your account by writing a check because the amount of fund shares in your account is likely to change each day. You may not close your account by check.

You may be charged for specially imprinted checks, business checks, stop payment orders, copies of canceled checks, checks returned for insufficient funds, and checks written for less than $500. You will pay these charges through automatic sales of an appropriate number of your fund shares. UBS PaineWebber may modify or terminate the checkwriting service at any time or impose service fees for checkwriting.


You may obtain the necessary forms for the checkwriting service from your Financial Advisor. This service generally is not available to persons who own fund shares through any sub-account or tax-deferred retirement plan account.

Additional Information

It costs the fund money to maintain shareholder accounts. Therefore, the fund reserves the right to repurchase all shares in any account that has a net asset value of less than $500. If the fund elects to do this with your account, it will notify you that you can increase the amount invested to $500 or more within 60 days. This notice may appear on your account statement.

If you want to sell shares that you purchased recently, the fund may delay payment until it verifies that it has received good payment. If you purchased shares by check, this can take up to 15 days.

Pricing and Valuation

The price of fund shares is based on net asset value. The net asset value is the total value of the fund divided by the total number of shares outstanding. In determining net asset value, the fund values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. The fund's net asset value per share is expected to be $1.00 per share, although this value is not guaranteed.

The fund calculates net asset value once each business day at 2:00 p.m., Eastern time. Your price for buying or selling shares will be the net asset value that is next calculated after the fund accepts your order.


Your Financial Advisor is responsible for making sure that your order is promptly sent to the fund.



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UBS Global Asset Management                                                    9
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UBS PaineWebber Cashfund
--------------------------------------------------------------------------------

Management

Investment Advisor and Sub-Advisor


UBS PaineWebber is the fund's investment advisor and administrator. UBS Global AM is the fund's principal underwriter, sub-advisor and sub-administrator. UBS PaineWebber is located at 1285 Avenue of the Americas, New York, New York, 10019-6028, and UBS Global AM is located at 51 West 52nd Street, New York, New York, 10019-6114. UBS PaineWebber and UBS Global AM are indirect wholly owned subsidiaries of UBS AG. UBS AG, with headquarters in Zurich, Switzerland, is an internationally diversified organization with operations in many areas of the financial services industry. On June 30, 2002, UBS PaineWebber or UBS Global AM was the manager, advisor or sub-advisor of 24 investment companies with 45 separate portfolios and aggregate assets of approximately $66.3 billion.


Advisory Fees


The fund paid advisory and administration fees to UBS PaineWebber for the fiscal year ended March 31, 2002 at the effective annual rate of 0.34% of the fund's average daily net assets.


Dividends and Taxes

Dividends


The fund declares dividends daily and pays them monthly. The fund may distribute all or a portion of its short-term capital gains (if any) to the extent required to ensure that the fund maintains its federal tax law status as a regulated investment company. The fund will also distribute all or a portion of its short-term capital gains to the extent necessary to maintain its share price at $1.00.

You will receive dividends in additional shares of the fund unless you elect to receive them in cash. Contact your Financial Advisor at UBS PaineWebber or one of its correspondent firms if you prefer to receive dividends in cash. Shares earn dividends on the day they are purchased but not on the day they are sold.


Taxes


The dividends that you receive from the fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash and are expected to be taxed as ordinary income.

If you hold fund shares through a tax-exempt account or plan, such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax before distributions are made to you from the account or plan.

The fund will tell you annually how you should treat its dividends for tax purposes. You will not recognize any gain or loss on the sale or exchange of your fund shares so long as the fund maintains a share price of $1.00.

The fund may be required to withhold a 30% federal tax on all dividends payable to you

o if you fail to provide the fund or UBS PaineWebber with your correct taxpayer indentification number on Form W-9 (for U.S. citizens and resident aliens) or to make required certifications,

o or if you have been notified by the IRS that you are subject to backup withholding.

Distributions to non-residents will also generally be subject to a 30% withholding tax.



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10                                                   UBS Global Asset Management

UBS PaineWebber Cashfund
--------------------------------------------------------------------------------

Financial Highlights


The following financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. In the table, "total investment return" represents the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions). This information in the financial highlights has been audited by Ernst & Young LLP, independent auditors, whose report, along with the fund's financial statements, is included in the fund's Annual Report to Shareholders. The Annual Report may be obtained without charge by calling 1-800-647-1568.



                                                                   For the Years Ended March 31,
                                             ---------------------------------------------------------------------------
                                                2002            2001            2000            1999            1998
                                                ----            ----            ----            ----            ----
Net asset value, beginning of year ......    $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
                                             ----------      ----------      ----------      ----------      ----------
Net investment income ...................        0.0282          0.0586          0.0486          0.0487          0.0511
Dividends from net investment income            (0.0282)        (0.0586)        (0.0486)        (0.0487)        (0.0511)
                                             ----------      ----------      ----------      ----------      ----------
Net asset value, end of year ............    $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
                                             ==========      ==========      ==========      ==========      ==========
Total investment return(1) ..............          2.85%           6.02%           4.97%           4.98%           5.23%
                                             ==========      ==========      ==========      ==========      ==========
Ratios/Supplemental Data:
Net assets, end of year (000's) .........    $7,015,530      $6,789,741      $6,055,389      $6,112,559      $5,683,262
Expenses to average net assets ..........          0.55%           0.56%           0.55%           0.52%           0.56%
Net investment income to average net
  assets ................................          2.79%           5.85%           4.86%           4.86%           5.11%


------------

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends at net asset value on the ex-dividend dates and a sale at net asset value on the last day of each year reported.



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UBS Global Asset Management                                                   11

For investors who want more information about the fund, the following documents are available free upon request:

Annual/Semi-Annual Reports

Additional information about the fund's investments is available in its annual and semi-annual reports to shareholders.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the fund and is incorporated by reference into this prospectus.


You may discuss your questions about the fund by contacting your Financial Advisor. You may obtain free copies of the fund's annual and semi-annual reports and its SAI by contacting the fund directly at 1-800-647-1568.

You may review and copy information about the fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942-8090. You can get copies of reports and other information about the fund:


o For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or

o Free from the EDGAR Database on the SEC's Internet website at: http://www.sec.gov


UBS PaineWebber Cashfund, Inc.
Investment Company Act File No. 811-2802


(C) 2002 UBS PaineWebber Inc. All rights reserved.




[Graphic]
UBS
Global Asset Management


UBS PaineWebber Cashfund
Prospectus



July 29, 2002

                         UBS PaineWebber Cashfund, Inc.
                               51 West 52nd Street
                          New York, New York 10019-6114

                            -------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

     UBS PaineWebber Cashfund, Inc. is a professionally managed, no load money market fund designed to provide investors with current income, stability of principal and high liquidity.


     The fund's investment advisor and administrator is UBS PaineWebber Inc. ("UBS PaineWebber(SM)*"). UBS Global Asset Management (US) Inc. ("UBS Global AM") is the fund's principal underwriter, sub-advisor and sub-administrator. UBS PaineWebber and UBS Global AM are indirect wholly owned subsidiaries of UBS AG.


     Portions of the fund's Annual Report to Shareholders are incorporated by reference into this Statement of Additional Information ("SAI"). The Annual Report accompanies this SAI. You may obtain an additional copy of the Annual Report without charge by calling toll-free 1-800-647-1568.


     This SAI is not a prospectus and should be read only in conjunction with the fund's current Prospectus, dated July 29, 2002. A copy of the Prospectus may be obtained by calling any UBS PaineWebber Financial Advisor or correspondent firm or by calling toll-free 1-800-647-1568. This SAI is dated July 29, 2002.


                               TABLE OF CONTENTS


                                                                                      Page
                                                                                      ----
The Fund and Its Investment Policies .............................................     2
The Fund's Investments, Related Risks and Limitations ............................     2
Organization of the Fund; Directors and Officers; Principal Holders and Management
  Ownership of Securities ........................................................     9
Investment Advisory, Administration and Principal Underwriting Arrangements ......    19
Portfolio Transactions ...........................................................    21
Additional Information Regarding Redemptions; Financial Institutions .............    22
Valuation of Shares ..............................................................    23
Performance Information ..........................................................    24
Taxes ............................................................................    25
Other Information ................................................................    25
Financial Statements .............................................................    26


------------
* UBS PaineWebber is a service mark of UBS AG.

                      THE FUND AND ITS INVESTMENT POLICIES


     The fund's investment objective may not be changed without shareholder approval. Except where noted, the investment policies of the fund may be changed by its board without shareholder approval. As with other mutual funds, there is no assurance that the fund will achieve its investment objective.

     The fund's investment objective is to provide current income, stability of principal and high liquidity. The fund invests in high quality money market instruments that have, or are deemed to have, remaining maturities of 13 months or less. Money market instruments include short-term debt obligations and similar securities. They also include longer term securities that have variable interest rates or other special features that give them the financial characteristics of short-term debt. These instruments include (1) U.S. and foreign government securities, (2) obligations of U.S. and foreign banks, (3) commercial paper and other short-term obligations of U.S. and foreign corporations, partnerships, trusts and similar entities, (4) repurchase agreements and (5) investment company securities. The fund maintains a dollar-weighted average portfolio maturity of 90 days or less.


     The fund may invest in obligations (including certificates of deposit, bankers' acceptances, time deposits and similar obligations) of U.S. and foreign banks only if the institution has total assets at the time of purchase in excess of $1.5 billion. The fund's investments in non-negotiable time deposits of these institutions will be considered illiquid if they have maturities greater than seven calendar days.


     The fund may purchase only those obligations that UBS Global AM determines, pursuant to procedures adopted by the board, present minimal credit risks and are "First Tier Securities" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended ("Investment Company Act"). First Tier Securities include U.S. government securities and securities of other registered investment companies that are money market funds. Other First Tier Securities are either
(1) rated in the highest short-term rating category by at least two nationally recognized statistical rating organizations ("rating agencies") (2) rated in the highest short-term rating category by a single rating agency if only that rating agency has assigned the obligation a short-term rating, (3) issued by an issuer that has received such a short-term rating with respect to a security that is comparable in priority and security, (4) subject to a guarantee rated in the highest short-term rating category or issued by a guarantor that has received the highest short-term rating for a comparable debt obligation or (5) unrated, but determined by UBS Global AM to be of comparable quality.


     The fund generally may invest no more than 5% of its total assets in the securities of a single issuer (other than U.S. government securities), except that the fund may invest up to 25% of its total assets in First Tier Securities of a single issuer for a period of up to three business days. The fund may purchase only U.S. dollar denominated obligations of foreign issuers.

     The fund may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 331/3% of its total assets. The fund may borrow from banks or through reverse repurchase agreements for temporary purposes, but not in excess of 10% of its total assets. The costs associated with borrowing may reduce the fund's net income. The fund may invest in the securities of other investment companies.

              THE FUND'S INVESTMENTS, RELATED RISKS AND LIMITATIONS

     The following supplements the information contained in the Prospectus and above concerning the fund's investments, related risks and limitations. Except as otherwise indicated in the Prospectus or SAI, the fund has established no policy limitations on its ability to use the investments or techniques discussed in these documents. New forms of money market instruments continue to be developed. The fund may invest in these instruments to the extent consistent with its investment objective.

     Yields and Credit Ratings of Money Market Instruments. The yields on the money market instruments in which the fund invests are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings assigned by rating agencies represent their opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

     Subsequent to its purchase by the fund, an issue may cease to be rated or its rating may be reduced. If a security in the fund's portfolio ceases to be a First Tier Security (as defined above) or UBS Global AM becomes aware that a security has received a rating below the second highest rating by any rating agency, UBS Global AM and, in certain cases, the fund's board, will consider whether the fund should continue to hold the obligation. A First Tier Security rated in the highest short-term category by a single rating agency at the time of purchase that subsequently receives a rating below the highest rating category from a different rating agency may continue to be considered a First Tier Security.


     U.S. Government Securities. U.S. government securities include direct obligations of the U.S. Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or its instrumentalities. These U.S. government securities may include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other U.S. government securities may be backed by the full faith and credit of the U.S. government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

     U.S. government securities also include separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury, which are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury.

     Commercial Paper and Other Short-Term Obligations. Commercial paper includes short-term obligations issued by corporations, partnerships, trusts or other entities to finance short-term credit needs. The fund also may purchase other types of non-convertible debt obligations subject to maturity constraints imposed by the Securities and Exchange Commission ("SEC"). Descriptions of certain types of short-term obligations are provided below.

     Asset-Backed Securities. The fund may invest in securities that are comprised of financial assets that have been securitized through the use of trusts or special purpose corporations or other entities. Such assets may include motor vehicle and other installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements or other types of financial assets. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present. See "The Fund's Investments, Related Risks and Limitations--Credit and Liquidity Enhancements."

     Variable and Floating Rate Securities and Demand Instruments. The fund may purchase variable and floating rate securities with remaining maturities in excess of 13 months issued by U.S. government agencies or instrumentalities or guaranteed by the U.S. government. In addition, the fund may purchase variable and floating rate securities of other issuers. The yields on these securities are adjusted in relation to changes in specific rates, such as the prime rate, and different securities may have different adjustment rates. Certain of these obligations carry a demand feature that gives the fund the right to tender them back to a specified party, usually the issuer or a remarketing agent, prior to maturity. The fund's investment in variable and floating rate securities must comply with conditions established by the SEC under which they may be considered to have remaining maturities of 13 months or less. The fund will purchase variable and floating rate securities of non-U.S. government issuers that have remaining maturities of more than 13 months only if the securities are subject to a demand feature exercisable within 13 months or less. See "The Fund's Investments, Related Risks and Limitations--Credit and Liquidity Enhancements."

     Generally, the fund may exercise demand features (1) upon a default under the terms of the underlying security, (2) to maintain its portfolio in accordance with its investment objective and policies or applicable legal or regulatory requirements or (3) as needed to provide liquidity to the fund in order to meet redemption requests. The ability of a bank or other financial institution to fulfill its obligations under a letter of credit, guarantee or other liquidity arrangement might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors. The interest rate on floating rate or variable rate securities ordinarily is readjusted on the basis of the prime rate of the bank that originated the financing or some other index or published rate, such as the 90-day U.S. Treasury bill rate, or is otherwise reset to reflect market rates of interest. Generally, these interest rate adjustments cause the market value of floating rate and variable rate securities to fluctuate less than the market value of fixed rate securities.

     Auction Rate and Remarketed Preferred Stock. The fund may purchase certain types of auction rate preferred stock ("ARPS") and/or remarketed preferred stock ("RPS") subject to a demand feature. These purchases may include ARPS and RPS issued by closed-end investment companies. ARPS or RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. ARPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both ARPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing is successful. If the auction or remarketing fails, then the holder of certain types of ARPS and RPS may exercise a demand feature and has the right to sell the ARPS or RPS to a third party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors.

     The fund's investments in ARPS and RPS issued by closed-end funds also are subject to limitations that generally prohibit a fund from investing more than 10% of its assets in securities of other investment companies. See "The Fund's Investments, Related Risks and Limitations--Investments in Other Investment Companies."


     Variable Amount Master Demand Notes. The fund may invest in variable amount master demand notes, which are unsecured redeemable obligations that permit investment of varying amounts at fluctuating interest rates under a direct agreement between the fund and an issuer. The principal amount of these notes may be increased from time to time by the parties (subject to specified maximums) or decreased by the fund or the issuer. These notes are payable on demand (subject to any applicable advance notice provisions) and may or may not be rated.


     Investing in Foreign Securities. The fund's investments in U.S. dollar denominated securities of foreign issuers may involve risks that are different from investments in U.S. issuers. The Fund's investment in U.S. finance subsidiaries of foreign banks likewise involve risks that are similar to the risks of the fund's investments in the securities of foreign issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect the payment of principal or interest on the fund's investments. Additionally, there may be less publicly available information about foreign issuers because they may not be subject to the same regulatory requirements as domestic issuers.


     Credit and Liquidity Enhancements. The fund may invest in securities that have credit or liquidity enhancements or may purchase these types of enhancements in the secondary market. Such enhancements may be structured as demand features that permit the fund to sell the instrument at designated times and prices. These credit and liquidity enhancements may be backed by letters of credit or other instruments provided by banks or other financial institutions whose credit standing affects the credit quality of the underlying obligation. Changes in the credit quality of these financial institutions could cause losses to the fund and affect its share price. The credit and liquidity enhancements may have conditions that limit the ability of the fund to use them when the fund wishes to do so.


     Illiquid Securities. The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days and restricted securities other than those UBS Global AM has determined are liquid pursuant to guidelines established by the board. The fund may not be able to readily liquidate its investments in illiquid securities and may have to sell other investments if necessary to raise cash to meet its obligations. The lack of a liquid secondary market for illiquid securities may make it more difficult for the fund to assign a value to those securities for purposes of valuing its portfolio and calculating its net asset value.


     Restricted securities are not registered under the Securities Act of 1933, as amended ("Securities Act"), and may be sold only in privately negotiated or other exempted transactions or after a registration statement under the Securities Act has become effective. Where registration is required, the fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to sell.

     Not all restricted securities are illiquid. A large institutional market has developed for many U.S. and foreign securities that are not registered under the Securities Act. Institutional investors generally will not seek to sell these instruments to the general public but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

     Institutional markets for restricted securities also have developed as a result of Rule 144A under the Securities Act, which establishes a 'safe harbor" from the registration requirements of that Act for resales of certain securities to qualified institutional buyers. These markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by the fund, however, could affect adversely the marketability of such portfolio securities, and the fund might be unable to dispose of them promptly or at favorable prices.


     The board has delegated the function of making day-to-day determinations of liquidity to UBS Global AM pursuant to guidelines approved by the board. UBS Global AM takes into account a number of factors in reaching liquidity decisions, which may include (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer) and (4) the existence of demand features or similar liquidity enhancements. UBS Global AM monitors the liquidity of restricted securities in the fund's portfolio and reports periodically on such decisions to the board.

     UBS Global AM also monitors the fund's overall holdings of illiquid securities. If the fund's holdings of illiquid securities exceed its limitation on investments in illiquid securities for any reason (such as a particular security becoming illiquid, changes in the relative market values of liquid and illiquid portfolio securities or shareholder redemptions), UBS Global AM will consider what action would be in the best interests of the fund and its shareholders. Such action may include engaging in an orderly disposition of securities to reduce the fund's holdings of illiquid securities. However, the fund is not required to dispose of illiquid securities under these circumstances.


     Repurchase Agreements. Repurchase agreements are transactions in which the fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. Securities or other obligations subject to repurchase agreements may have maturities in excess of 13 months. The fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.


     Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, the fund may suffer delays, costs and possible losses in connection with the disposition of collateral. The fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS Global AM to present minimum credit risks.

     Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of securities held by the fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to the fund's limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates.


     Reverse repurchase agreements involve the risk that the buyer of the securities sold by the fund might be unable to deliver them when the fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce the fund's obligation to repurchase the securities, and the fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

     Counterparties. The fund may be exposed to the risk of financial failure or insolvency of another party. To help lessen those risks, UBS Global AM, subject to the supervision of the board, monitors and evaluates the creditworthiness of the parties with which the fund does business.


     When-Issued and Delayed Delivery Securities. The fund may purchase securities on a "when-issued" basis or may purchase or sell securities for delayed delivery, i.e., for issuance or delivery to or by the fund later than the normal settlement date at a stated price and yield. The fund generally would not pay for such securities or start earning interest on them until they are received. However, when the fund undertakes a when-issued or delayed delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by the fund on a when-issued or delayed delivery basis may result in the fund's incurring a loss or missing an opportunity to make an alternative investment.


     A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect the fund's net asset value. When the fund commits to purchase securities on a when-issued or delayed delivery basis, it will designate cash or liquid securities on the books of its custodian, marked to market daily, in an amount at least equal to its obligations under the commitment. The fund's when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile. The fund may sell the right to acquire the security prior to delivery if UBS Global AM deems it advantageous to do so, which may result in a gain or loss to the fund. See also "The Fund's Investment, Related Risks and Limitations--Segregated Accounts."

     Investments in Other Investment Companies. The fund may invest in securities of other money market funds and certain securities of closed-end investment companies, subject to limitations imposed by the Investment Company Act. Among other things, these limitations generally currently restrict the fund's aggregate investments in other investment companies to no more than 10% of its total assets. The fund's investments in certain private investment vehicles are not subject to this restriction. The shares of other money market funds are subject to the management fees and other expenses of those funds. At the same time, the fund would continue to pay its own management fees and expenses with respect to all its investments, including shares of other money market funds. The fund may invest in the securities of other money market funds when UBS Global AM believes that (1) the amounts to be invested are too small or are available too late in the day to be effectively invested in other money market instruments, (2) shares of other money market funds otherwise would provide a better return than direct investment in other money market instruments or (3) such investments would enhance the fund's liquidity. See also "The Fund's Investments, Related Risks and Limitations--Auction Rate and Remarketed Preferred Stock."

     Lending of Portfolio Securities. The fund is authorized to lend its portfolio securities to broker-dealers or institutional investors that UBS Global AM deems qualified. Lending securities enables the fund to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of the fund's portfolio securities must maintain acceptable collateral with the fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by UBS Global AM. The fund may reinvest any cash collateral in money market investments or other short-term liquid investments, including other investment companies. The fund also may reinvest cash collateral in private investment vehicles similar to money market funds, including one managed by UBS Global AM. In determining whether to lend securities to a particular broker-dealer or institutional investor, UBS Global AM will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. The fund will retain authority to terminate any of its loans at any time. The fund may pay fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. The fund will receive amounts equivalent to any interest, dividends or other distributions on the securities loaned. The fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in the fund's interest.

     Pursuant to procedures adopted by the board governing the fund's securities lending program, UBS PaineWebber has been retained to serve as lending agent for the fund. The board also has authorized the payment of fees (including fees calculated as a percentage of invested cash collateral) to UBS PaineWebber for these services. The board periodically reviews all portfolio securities loan transactions for which UBS PaineWebber acted as lending agent. UBS PaineWebber and other affiliated broker-dealers have also been approved as borrowers under the fund's securities lending program.

     Segregated Accounts. When the fund enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on when-issued or delayed delivery basis or reverse repurchase agreements, it will maintain with an approved custodian in a segregated account (or designate on the books of its custodian) cash or liquid securities, marked to market daily, in an amount at least equal to its obligation or commitment under such transaction.


Investment Limitations of the Fund

     Fundamental Limitations. The following investment limitations cannot be changed for the fund without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the fund or (b) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations. With regard to the borrowings limitation in fundamental limitation (3), the fund will comply with the applicable restrictions of Section 18 of the Investment Company Act.

     The fund will not:

     (1) purchase securities of any one issuer if, as a result, more than 5% of the fund's total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

     The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage-and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

     (2) purchase any security if, as a result of that purchase, 25% or more of the fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities or to certificates of deposit and bankers' acceptances of domestic branches of U.S. banks.


     The following interpretations apply to, but are not a part of, this fundamental restriction: (a) domestic banking (including U.S. finance subsidiaries of foreign banks) and foreign banking will be considered to be different industries; and (b) asset-backed securities will be grouped in industries based upon their underlying assets and not treated as constituting a single, separate industry.


     (3) issue senior securities or borrow money, except as permitted under the Investment Company Act and then not in excess of 331/3% of the fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

     (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

     The following interpretation applies to, but is not a part of, this fundamental restriction: the fund's investments in master notes and similar instruments will not be considered to be the making of a loan.

     (5) engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

     (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

     (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     Non-Fundamental Limitations. The following investment restrictions are non-fundamental and may be changed by the vote of the board without shareholder approval. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

     The fund will not:

     (1) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     (2) engage in short sales of securities or maintain a short position, except that the fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     (3) purchase securities of other investment companies, except to the extent permitted by the Investment Company Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

     (4) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

                       ORGANIZATION OF THE FUND; DIRECTORS
                       AND OFFICERS; PRINCIPAL HOLDERS AND
                       MANAGEMENT OWNERSHIP OF SECURITIES

     The fund was organized on January 20, 1978 as a Maryland corporation. The fund has authority to establish additional series and issue 20 billion shares of common stock, par value $0.001 per share.

     The fund is governed by a board of directors, which oversees its operations. Each director serves an indefinite term of office.

     The table below shows, for each director (sometimes referred to as a "board member") and executive officer, his or her name, address and age, the position held with the fund, the length of time served as a director or officer of the fund, the director's or officer's principal occupation during the last five years, the number of portfolios in the UBS Family of Funds overseen by the director or officer, and other directorships held by such director or officer.

INTERESTED DIRECTORS



                                                   Term of
                                  Position(s)   Office++ and
                                   Held with      Length of
Name, Address, and Age               Fund        Time Served
----------------------               ----        -----------
Margo N. Alexander*+; 55           Director    Since 1996

E. Garrett Bewkes, Jr.**+; 75    Director and  Since 1986
                                  Chairman of
                                 the Board of
                                   Directors

                                                                              Number of
                                            Principal                       Portfolios in                    Other
                                          Occupation(s)                     Fund Complex                 Directorships
Name, Address, and Age                 During Past 5 Years              Overseen by Director            Held by Director
----------------------                 -------------------              --------------------            ----------------
Margo N. Alexander*+; 55        Mrs. Alexander is an executive   Mrs. Alexander is a director or    None
                                vice president of UBS            trustee of 22 investment
                                PaineWebber (since March         companies (consisting of 43
                                1984). She was chief executive   portfolios) for which UBS
                                officer of UBS Global AM from    Global AM, UBS PaineWebber
                                January 1995 to October 2000,    or one of their affiliates serves
                                a director (from January 1995    as investment advisor, sub-
                                to September 2001) and           advisor or manager.
                                chairman (from March 1999 to
                                September 2001).

E. Garrett Bewkes, Jr.**+; 75   Mr. Bewkes serves as a           Mr. Bewkes is a director or        Mr. Bewkes is also a
                                consultant to UBS PaineWebber    trustee of 34 investment           director of Interstate
                                (since May 1999). Prior to       companies (consisting of 55        Bakeries Corporation.
                                November 2000, he was a          portfolios) for which UBS
                                director of Paine Webber Group   Global AM, UBS PaineWebber
                                Inc. ("PW Group," formerly the   or one of their affiliates serves
                                holding company of UBS           as investment advisor, sub-
                                PaineWebber and UBS Global       advisor or manager.
                                AM) and prior to 1996, he was
                                a consultant to PW Group. Prior
                                to 1988, he was chairman of the
                                board, president and chief
                                executive officer of American
                                Bakeries Company.

                              INDEPENDENT DIRECTORS



                                             Term of
                            Position(s)   Office++ and
                             Held with      Length of
Name, Address, and Age          Fund       Time Served
----------------------          ----       -----------
Richard Q. Armstrong; 67      Director   Since 1996
R.Q.A. Enterprises
One Old Church Road --
Unit # 6
Greenwich, CT 06830

David J. Beaubien; 67         Director   Since 2001
101 Industrial Road
Turners Falls, MA 01376

                                                                           Number of
                                        Principal                        Portfolios in                     Other
                                      Occupation(s)                       Fund Complex                 Directorships
Name, Address, and Age             During Past 5 Years                Overseen by Director            Held by Director
----------------------             -------------------                --------------------            ----------------
Richard Q. Armstrong; 67   Mr. Armstrong is chairman and      Mr. Armstrong is a director or      Mr. Armstrong is also
R.Q.A. Enterprises         principal of R.Q.A. Enterprises    trustee of 22 investment            a director of AlFresh
One Old Church Road --     (management consulting firm)       companies (consisting of 43         Beverages Canada,
Unit # 6                   (since April 1991 and principal    portfolios) for which UBS           Inc. (a Canadian
Greenwich, CT 06830        occupation since March 1995).      Global AM, UBS PaineWebber          Beverage subsidiary
                           Mr. Armstrong was chairman of      or one of their affiliates serves   of AlFresh Foods
                           the board, chief executive         as investment advisor, sub-         Inc.) (since October
                           officer and co-owner of            advisor or manager.                 2000).
                           Adirondack Beverages
                           (producer and distributor of soft
                           drinks and sparkling/still
                           waters) (October 1993-March
                           1995). He was a partner of The
                           New England Consulting Group
                           (management consulting firm)
                           (December 1992-September
                           1993). He was managing
                           director of LVMH U.S.
                           Corporation (U.S. subsidiary of
                           the French luxury goods
                           conglomerate, Louis Vuitton
                           Moet Hennessey Corporation)
                           (1987-1991) and chairman of its
                           wine and spirits subsidiary,
                           Schieffelin & Somerset
                           Company (1987-1991).

David J. Beaubien; 67      Mr. Beaubien is chairman of        Mr. Beaubien is a director or       Mr. Beaubien is also a
101 Industrial Road        Yankee Environmental Systems,      trustee of 22 investment            director of IEC
Turners Falls, MA 01376    Inc., a manufacturer of            companies (consisting of 43         Electronics, Inc., a
                           meteorological measuring           portfolios) for which UBS           manufacturer of
                           systems. Prior to January 1991,    Global AM, UBS PaineWebber          electronic assemblies.
                           he was senior vice president of    or one of their affiliates serves
                           EG&G, Inc., a company which        as investment advisor, sub-
                           makes and provides a variety of    advisor or manager.
                           scientific and technically
                           oriented products and services.
                           From 1985 to January 1995,
                           Mr. Beaubien served as a
                           director or trustee on the boards
                           of the Kidder, Peabody & Co.
                           Incorporated mutual funds.

                                             Term of
                            Position(s)   Office++ and
                             Held with      Length of
Name, Address, and Age          Fund       Time Served
----------------------          ----       -----------
Richard R. Burt; 55           Director   Since 1996
1275 Pennsylvania Ave.,
N.W. Washington, D.C.
20004

Meyer Feldberg; 60            Director   Since 1990
Columbia University
101 Uris Hall
New York, New York 10027

George W. Gowen; 72           Director   Since 1986
666 Third Avenue
New York, New York 10017

                                                                            Number of
                                        Principal                         Portfolios in                      Other
                                      Occupation(s)                        Fund Complex                  Directorships
Name, Address, and Age             During Past 5 Years                 Overseen by Director            Held by Director
----------------------             -------------------                 --------------------            ----------------
Richard R. Burt; 55        Mr. Burt is chairman of             Mr. Burt is a director or trustee   Mr. Burt is also a
1275 Pennsylvania Ave.,    Diligence LLC (international        of 22 investment companies          director of Archer-
N.W. Washington, D.C.      information and security firm)      (consisting of 43 portfolios) for   Daniels-Midland
20004                      and IEP Advisors (international     which UBS Global AM, UBS            Company (agricultural
                           investments and consulting          PaineWebber or one of their         commodities),
                           firm). He was the chief             affiliates serves as investment     Hollinger International
                           negotiator in the Strategic Arms    advisor, sub-advisor or manager.    Company
                           Reduction Talks with the former                                         (publishing), six
                           Soviet Union (1989-1991) and                                            investment companies
                           the U.S. Ambassador to the                                              in the Deutsche Bank
                           Federal Republic of Germany                                             family of funds, nine
                           (1985-1989). From 1991 -                                                investment companies
                           1994, he served as a partner of                                         in the Flag Investors
                           McKinsey & Company                                                      family of funds, The
                           (management consulting firm).                                           Central European
                                                                                                   Fund, Inc. and The
                                                                                                   Germany Fund, Inc., a
                                                                                                   director of IGT, Inc.
                                                                                                   (provides technology
                                                                                                   to gaming and
                                                                                                   wagering industry)
                                                                                                   (since July 1999) and
                                                                                                   chairman of Weirton
                                                                                                   Steel Corp. (makes
                                                                                                   and finishes steel
                                                                                                   products) (since April
                                                                                                   1996).

Meyer Feldberg; 60         Mr. Feldberg is Dean and            Dean Feldberg is a director or      Dean Feldberg is also
Columbia University        Professor of Management of the      trustee of 34 investment            a director of Primedia
101 Uris Hall              Graduate School of Business,        companies (consisting of 55         Inc. (publishing),
New York, New York 10027   Columbia University. Prior to       portfolios) for which UBS           Federated Department
                           1989, he was president of the       Global AM, UBS PaineWebber          Stores, Inc. (operator
                           Illinois Institute of Technology.   or one of their affiliates serves   of department stores),
                                                               as investment advisor, sub-         Revlon, Inc.
                                                               advisor or manager.                 (cosmetics), Select
                                                                                                   Medical Inc.
                                                                                                   (healthcare services),
                                                                                                   and SAPPI, Ltd.
                                                                                                   (producer of paper).

George W. Gowen; 72        Mr. Gowen is a partner in the       Mr. Gowen is a director or          None
666 Third Avenue           law firm of Dunnington,             trustee of 34 investment
New York, New York 10017   Bartholow & Miller. Prior to        companies (consisting of 55
                           May 1994, he was a partner in       portfolios) for which UBS
                           the law firm of Fryer, Ross &       Global AM, UBS PaineWebber
                           Gowen.                              or one of their affiliates serves
                                                               as investment advisor, sub-
                                                               advisor or manager.

                                                  Term of
                                 Position(s)   Office++ and
                                  Held with      Length of
Name, Address, and Age               Fund       Time Served
----------------------               ----       -----------
William W. Hewitt, Jr.***; 74      Director   Since 2001
c/o UBS Global Asset
Management (US) Inc.
51 West 52nd Street
New York, New York
10019-6114

Morton L. Janklow; 72              Director   Since 2001
445 Park Avenue
New York, New York 10022

Frederic V. Malek; 65              Director   Since 1987
1455 Pennsylvania
Avenue, N.W.
Suite 350
Washington, D.C. 20004

                                                                                Number of
                                             Principal                        Portfolios in                      Other
                                           Occupation(s)                       Fund Complex                  Directorships
Name, Address, and Age                  During Past 5 Years                Overseen by Director            Held by Director
----------------------                  -------------------                --------------------            ----------------
William W. Hewitt, Jr.***; 74   Mr. Hewitt is retired. From        Mr. Hewitt is a director or         Mr. Hewitt is also a
c/o UBS Global Asset            1990 to January 1995, Mr.          trustee of 22 investment            director or trustee of
Management (US) Inc.            Hewitt served as a director or     companies (consisting of 43         the Guardian Life
51 West 52nd Street             trustee on the boards of the       portfolios) for which UBS           Insurance Company
New York, New York              Kidder, Peabody & Co.              Global AM, UBS PaineWebber          mutual funds.
10019-6114                      Incorporated mutual funds.         or one of their affiliates serves
                                From 1986-1988, he was an          as investment advisor, sub-
                                executive vice president and       advisor or manager.
                                director of mutual funds,
                                insurance and trust services of
                                Shearson Lehman Brothers Inc.
                                From 1976-1986, he was
                                president of Merrill Lynch
                                Funds Distributor, Inc.

Morton L. Janklow; 72           Mr. Janklow is senior partner of   Mr. Janklow is a director or        None
445 Park Avenue                 Janklow & Nesbit Associates,       trustee of 22 investment
New York, New York 10022        an international literary agency   companies (consisting of 43
                                representing leading authors in    portfolios) for which UBS
                                their relationships with           Global AM, UBS PaineWebber
                                publishers and motion picture,     or one of their affiliates serves
                                television and multi-media         as investment advisor, sub-
                                companies, and of counsel to       advisor or manager.
                                the law firm of Janklow &
                                Ashley.

Frederic V. Malek; 65           Mr. Malek is chairman of           Mr. Malek is a director or          Mr. Malek is also a
1455 Pennsylvania               Thayer Capital Partners            trustee of 22 investment            director of Aegis
Avenue, N.W.                    (merchant bank) and chairman       companies (consisting of 43         Communications, Inc.
Suite 350                       of Thayer Hotel Investors III,     portfolios) for which UBS           (tele-services),
Washington, D.C. 20004          Thayer Hotel Investors II and      Global AM, UBS PaineWebber          American
                                Lodging Opportunities Fund         or one of their affiliates serves   Management Systems,
                                (hotel investment partnerships).   as investment advisor, sub-         Inc. (management
                                From January 1992 to               advisor or manager.                 consulting and
                                November 1992, he was                                                  computer related
                                campaign manager of Bush-                                              services), Automatic
                                Quayle '92. From 1990 to 1992,                                         Data Processing, Inc.
                                he was vice chairman and, from                                         (computing services),
                                1989 to 1990, he was president                                         CB Richard Ellis, Inc.
                                of Northwest Airlines Inc. and                                         (real estate services),
                                NWA Inc. (holding company of                                           FPL Group, Inc.
                                Northwest Airlines Inc.). Prior                                        (electric services),
                                to 1989, he was employed by                                            Manor Care, Inc.
                                the Marriott Corporation                                               (health care), and
                                (hotels, restaurants, airline                                          Northwest Airlines
                                catering and contract feeding),                                        Inc.
                                where he most recently was an
                                executive vice president and
                                president of Marriott Hotels and
                                Resorts.

                                                Term of
                               Position(s)   Office++ and
                                Held with      Length of
Name, Address, and Age             Fund       Time Served
----------------------             ----       -----------
Carl W. Schafer; 66              Director   Since 1996
66 Witherspoon Street #1100
Princeton, NJ 08542

William D. White; 68             Director   Since 2001
P.O. Box 199
Upper Black Eddy, PA
18972

                                                                               Number of
                                           Principal                         Portfolios in                      Other
                                         Occupation(s)                        Fund Complex                  Directorships
Name, Address, and Age                During Past 5 Years                 Overseen by Director            Held by Director
----------------------                -------------------                 --------------------            ----------------
Carl W. Schafer; 66           Mr. Schafer is president of the     Mr. Schafer is a director or        Mr. Schafer is also a
66 Witherspoon Street #1100   Atlantic Foundation (charitable     trustee of 22 investment            director of Labor
Princeton, NJ 08542           foundation). Prior to January       companies (consisting of 43         Ready, Inc.
                              1993, he was chairman of the        portfolios) for which UBS           (temporary
                              Investment Advisory Committee       Global AM, UBS PaineWebber          employment),
                              of the Howard Hughes Medical        or one of their affiliates serves   Roadway Corp.
                              Institute.                          as investment advisor, sub-         (trucking), Guardian
                                                                  advisor or manager.                 Life Insurance
                                                                                                      Company Mutual
                                                                                                      Funds, the Harding,
                                                                                                      Loevner Funds, E.I.I.
                                                                                                      Realty Securities Trust
                                                                                                      (investment company),
                                                                                                      and Frontier Oil
                                                                                                      Corporation.

William D. White; 68          Mr. White is retired. From          Mr. White is a director or          None
P.O. Box 199                  February 1989 through March         trustee of 22 investment
Upper Black Eddy, PA          1994, he was president of the       companies (consisting of 43
18972                         National League of Professional     portfolios) for which UBS
                              Baseball Clubs. Prior to 1989, he   Global AM, UBS PaineWebber
                              was a television sportscaster for   or one of their affiliates serves
                              WPIX-TV, New York. Mr. White        as investment advisor, sub-
                              served on the Board of Directors    advisor or manager.
                              of Centel from 1989 to 1993 and
                              until recently on the board of
                              directors of Jefferson Banks
                              Incorporated, Philadelphia, PA.



----------
* This person's business address is 1285 Avenue of the Americas, 33rd Floor, New York, NY 10019-6114.

** This person's business address is 51 West 52nd Street, New York, New York 10019-6114.

***  Address for mailing purposes only.

+ Mrs. Alexander and Mr. Bewkes are "interested persons" of the fund as defined in the Investment Company Act by virtue of their positions with UBS Global AM and/or UBS PaineWebber.

++   Each director serves an indefinite term of office.

               INFORMATION ABOUT DIRECTOR OWNERSHIP OF FUND SHARES



                                                                 Aggregate Dollar Range of Equity Securities in All
                                                                    Registered Investment Companies Overseen by
                                                                       Director For Which UBS Global AM, UBS
                                      Dollar Range of Equity      PaineWebber or an affiliate Serves as Investment
Director                                Securities in Fund+               Advisor, Sub-Advisor or Manager+
--------                                -------------------               --------------------------------
Interested Directors
Margo N. Alexander .............               None                                Over $100,000
E. Garrett Bewkes, Jr. .........               None                                Over $100,000

Independent Directors
Richard Q. Armstrong ...........               None                                Over $100,000
David J. Beaubien ..............               None                                Over $100,000
Richard R. Burt ................               None                               $10,001-$50,000
Meyer Feldberg .................               None                                Over $100,000
George W. Gowen ................               None                                Over $100,000
William W. Hewitt, Jr. .........               None                                Over $100,000
Morton L. Janklow ..............               None                                    None
Frederic V. Malek ..............               None                              $50,001-$100,000
Carl W. Schafer ................               None                              $50,001-$100,000
William D. White ...............               None                                  $1-$10,000



----------
+ In disclosing the dollar range of equity securities beneficially owned by a director in these columns, the following ranges will be used: (i) none;
     (ii) $1-$10,000; (iii) $10,001-$50,000; (iv) $50,001-$100,000; or (v) over
     $100,000.

OFFICERS



                                                           Term of Office
                                                           and Length of
Name, Address, and Age    Position(s) Held with the Fund    Time Served   Principal Occupation(s) During Past 5 Years
----------------------    ------------------------------    -----------   -------------------------------------------
Thomas Disbrow**; 36            Vice President and        Since 2000      Mr. Disbrow is a director and a senior manager of
                                Assistant Treasurer                       the mutual fund finance department of UBS Global
                                                                          AM. Prior to November 1999, he was a vice
                                                                          president of Zweig/Glaser Advisers. Mr. Disbrow is
                                                                          a vice president and assistant treasurer of 22
                                                                          investment companies (consisting of 43 portfolios)
                                                                          for which UBS Global AM, UBS PaineWebber or
                                                                          one of their affiliates serves as investment advisor,
                                                                          sub-advisor or manager.

Amy R. Doberman*; 40       Vice President and Secretary   Since 2000      Ms. Doberman is a managing director and general
                                                                          counsel of UBS Global AM. From December 1997
                                                                          through July 2000, she was general counsel of
                                                                          Aeltus Investment Management, Inc. Prior to
                                                                          working at Aeltus, Ms. Doberman was Assistant
                                                                          Chief Counsel of the SEC's Division of Investment
                                                                          Management. Ms. Doberman is vice president and
                                                                          secretary of UBS Supplementary Trust and a vice
                                                                          president and secretary of 24 investment companies
                                                                          (consisting of 82 portfolios) for which UBS Global
                                                                          AM, UBS Global AM (Americas), UBS
                                                                          PaineWebber or one of their affiliates serves as
                                                                          investment advisor, sub-advisor or manager.

                                                             Term of Office
                                                             and Length of
Name, Address, and Age      Position(s) Held with the Fund    Time Served   Principal Occupation(s) During Past 5 Years
----------------------      ------------------------------    -----------   -------------------------------------------
Stephen P. Fisher*; 43              Vice President          Since 2002      Mr. Fisher is a managing director of UBS Global
                                                                            AM. From October 2000 to February 2001, he was
                                                                            president of Morningstar Investment Services. From
                                                                            May 1999 to October 2000, Mr. Fisher was senior
                                                                            vice president of UBS Global AM. From January
                                                                            1997 to May 1999, Mr. Fisher was a senior vice
                                                                            president of Prudential Investments. Mr. Fisher is a
                                                                            vice president of 22 investment companies
                                                                            (consisting of 43 portfolios) for which UBS Global
                                                                            AM, UBS PaineWebber or one of their affiliates
                                                                            serves as investment advisor, sub-advisor or
                                                                            manager.

David M. Goldenberg*; 35          Vice President and        Since 2002      Mr. Goldenberg is an executive director and deputy
                                  Assistant Secretary                       general counsel of UBS Global AM. From 2000-
                                                                            2002 he was director, legal affairs at Lazard Asset
                                                                            Management. Mr. Goldenberg was global director of
                                                                            compliance for SSB Citi Asset Management Group
                                                                            from 1998-2000. He was associate general counsel
                                                                            at Smith Barney Asset Management from 1996-
                                                                            1998. Prior to working at Smith Barney Asset
                                                                            Management, Mr. Goldenberg was branch chief and
                                                                            senior counsel in the SEC's Division of Investment
                                                                            Management. Mr. Goldenberg is a vice president
                                                                            and assistant secretary of UBS Supplementary Trust
                                                                            and of 24 investment companies (consisting of 82
                                                                            portfolios) for which UBS Global AM (Americas),
                                                                            UBS PaineWebber or one of their affiliates serves
                                                                            as investment advisor, sub-advisor or manager.

Kevin J. Mahoney**; 36            Vice President and        Since 1999      Mr. Mahoney is a director and a senior manager of
                                  Assistant Treasurer                       the mutual fund finance department of UBS Global
                                                                            AM. From August 1996 through March 1999, he
                                                                            was the manager of the mutual fund internal control
                                                                            group of Salomon Smith Barney. Mr. Mahoney is a
                                                                            vice president and assistant treasurer of 22
                                                                            investment companies (consisting of 43 portfolios)
                                                                            for which UBS Global AM, UBS PaineWebber or
                                                                            one of their affiliates serves as investment advisor,
                                                                            sub-advisor or manager.

Michael H.                          Vice President          Since 2001      Mr. Markowitz is an executive director, portfolio
Markowitz ***; 37                                                           manager and head of U.S. short duration fixed
                                                                            income of UBS Global AM. He is also an executive
                                                                            director and portfolio manager of UBS Global AM
                                                                            (Americas), an affiliate of UBS Global AM. Mr.
                                                                            Markowitz is a vice president of 6 investment
                                                                            companies (consisting of 26 portfolios) for which
                                                                            UBS Global AM, UBS PaineWebber or one of their
                                                                            affiliates serves as investment advisor, sub-advisor
                                                                            or manager.

                                                           Term of Office
                                                           and Length of
Name, Address, and Age    Position(s) Held with the Fund    Time Served   Principal Occupation(s) During Past 5 Years
------------------------ -------------------------------- --------------- -------------------------------------------
Susan P. Ryan*; 42                Vice President          Since 1995      Ms. Ryan is an executive director and a portfolio
                                                                          manager of UBS Global AM. Ms. Ryan is a vice
                                                                          president of five investment companies (consisting
                                                                          of 13 portfolios) for which UBS Global AM, UBS
                                                                          PaineWebber or one of their affiliates serves as
                                                                          investment advisor, sub-advisor or manager.

Paul H. Schubert**; 39     Vice President and Treasurer   Since 1994      Mr. Schubert is an executive director and head of
                                                                          the mutual fund finance department of UBS Global
                                                                          AM. Mr. Schubert is treasurer and principal
                                                                          accounting officer of UBS Supplementary Trust and
                                                                          of two investment companies (consisting of 39
                                                                          portfolios) and a vice president and treasurer of 22
                                                                          investment companies (consisting of 43 portfolios)
                                                                          for which UBS Global AM, UBS Global AM
                                                                          (Americas), UBS PaineWebber or one of their
                                                                          affiliates serves as investment advisor, sub-advisor
                                                                          or manager.

Brian M. Storms*; 47                 President            Since 2000      Mr. Storms is chief executive officer (since July
                                                                          2002), director and president of UBS Global AM
                                                                          (since March 1999), and chief executive officer (since
                                                                          July 2002), director and president of UBS Global AM
                                                                          (Americas) and UBS Global Asset Management (New
                                                                          York) Inc. (since October 2001). Mr. Storms was chief
                                                                          executive officer of UBS Global AM from October
                                                                          2000 to September 2001 and chief operating officer
                                                                          (2001-2002). He was chief operating officer of UBS
                                                                          Global AM (Americas) and UBS Global AM (New
                                                                          York) from September 2001 to July 2002. He was a
                                                                          director or trustee of several investment companies in
                                                                          the UBS Family of Funds (1999-2001). He was
                                                                          president of Prudential Investments (1996-1999). Prior
                                                                          to joining Prudential Investments, he was a managing
                                                                          director at Fidelity Investments. Mr. Storms is
                                                                          president and trustee of UBS Supplementary Trust
                                                                          and of two investment companies (consisting of 39
                                                                          portfolios) and president of 22 investment companies
                                                                          (consisting of 43 portfolios) for which UBS Global
                                                                          AM, UBS Global AM (Americas), UBS PaineWebber
                                                                          or one of their affiliates serves as investment advisor,
                                                                          sub-advisor or manager.

Keith A. Weller*; 40            Vice President and        Since 1995      Mr. Weller is a director and senior associate general
                                Assistant Secretary                       counsel of UBS Global AM. Mr. Weller is a vice
                                                                          president and assistant secretary of 22 investment
                                                                          companies (consisting of 43 portfolios) for which
                                                                          UBS Global AM, UBS PaineWebber or one of their
                                                                          affiliates serves as investment advisor, sub-advisor
                                                                          or manager.



----------
* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.
** This person's business address is Newport Center III, 499 Washington Blvd., 14th Floor, Jersey City, New Jersey 07310-1998.
*** This person's business address is One North Wacker Drive, Chicago, Illinois 60606.

Committees

     The fund has an Audit and Contract Review Committee and a Nominating Committee. The members of the Audit and Contract Review Committee are the Independent Directors. Richard Q. Armstrong is chairperson and William Hewitt, Jr. is vice chairperson of the Audit and Contract Review Committee. The following Independent Directors are members of the Nominating Committee: George
W. Gowen (chairperson), Carl W. Schafer, William D. White, and Morton L.
Janklow.

     The Audit and Contract Review Committee is responsible for, among other things: recommending the selection, retention or termination of the auditors; evaluating the independence of the auditors, including with respect to the provision of any consulting services; reviewing with the independent auditors the scope and results of the annual audit; reviewing the fees charged by the auditors for professional services, including any types of non-audit services performed, if any, and whether the non-audit services performed and related fees were consistent with the auditors independence; reporting to the full Board on a regular basis; discussing with the independent auditors any disclosed relationships or services that may impact the objectivity and independence of the independent auditors; and making recommendations as it deems necessary or appropriate. The Audit and Contract Review Committee also reviews the performance by certain service providers of their contracts and arrangements with the fund and recommends to the Board concerning the initial approval and/or continuation of each of the proposed contracts and arrangements and the reasonableness and appropriateness of the proposed fees. During the fund's fiscal year ended March 31, 2002, the Audit and Contract Review Committee held one meeting.

     The Nominating Committee is responsible for, among other things; evaluating and recommending to the Board candidates to be nominated as Independent Directors of the Board; and reviewing the compensation arrangements for each of the Directors. The Nominating Committee will consider nominees recommended by shareholders if a vacancy occurs. In order to recommend a nominee, a shareholder should send a letter to the Chairperson of the Nominating Committee, Mr. George
W. Gowen, care of the Secretary of the Fund at 51 West 52nd Street, New York, New York 10019-6114 and indicate on the envelope "Nominating Committee". The shareholder's letter should state the nominee's name and should include the nominee's resume or curriculum vitae. During the fund's fiscal year ended March 31, 2002, the Nominating Committee did not hold any meetings.

          INFORMATION ABOUT DIRECTOR OWNERSHIP OF SECURITIES ISSUED BY
    UBS PAINEWEBBER, UBS GLOBAL AM OR ANY COMPANY CONTROLLING, CONTROLLED BY
          OR UNDER COMMON CONTROL WITH UBS PAINEWEBBER OR UBS GLOBAL AM

     As of December 31, 2001, the Independent Directors did not own any securities issued by UBS PaineWebber, UBS Global AM or any company controlling, controlled by or under common control with UBS PaineWebber or UBS Global AM.

                                  COMPENSATION

     Each board member who is not an "interested person" receives, in the aggregate from UBS PaineWebber mutual funds, an annual retainer of $50,000, and a $10,000 fee for each regular board meeting (and each in-person special board meeting) actually attended. Each such board member is also entitled to a $2,000 fee for each special telephone meeting attended. The chairperson and vice chairperson of the Audit and Contract Review Committee receives annually $12,500 and $7,500, respectively. The Chairperson of the Nominating Committee receives annually $5,000. The foregoing fees will be allocated among all such mutual funds (or each relevant mutual fund in the case of a special meeting) pro rata on the mutual funds' relative net assets at the end of the calendar quarter preceding the date of payment. No officer, director or employee of UBS Global AM or one of its affiliates presently receives any compensation from the funds for acting as a board member or officer. All board members are reimbursed for expenses incurred in attending meetings.

     The table below includes certain information relating to the compensation of the fund's current board members and the compensation of those board members from all funds for which UBS Global AM or UBS PaineWebber served as investment advisor, sub-advisor or investment manager during the periods indicated.

                              COMPENSATION TABLE+



                                              Aggregate Compensation         Total Compensation from
Name of Person, Position                          from the Fund*         the Fund and the Fund Complex**
------------------------                          --------------         -------------------------------
Richard Q. Armstrong, Trustee .........               $6,861                        $ 79,500
David J. Beaubien, Trustee*** .........                6,031                          59,155
Richard R. Burt, Trustee ..............                6,711                          71,400
Meyer Feldberg, Trustee ...............                7,602                         166,048
George W. Gowen, Trustee ..............                7,388                         163,529
William W. Hewitt, Trustee*** .........                6,475                          71,033
Morton L. Janklow, Trustee*** .........                6,031                          52,905
Frederic V. Malek, Trustee ............                6,861                          79,500
Carl W. Schafer, Trustee ..............                6,831                          79,230
William D. White, Trustee*** ..........                6,031                          59,155



------------
+ Only independent board members are compensated by the funds for which UBS Global AM or UBS PaineWebber serve as investment advisor, sub-advisor or manager; board members who are "interested persons," as defined by the Investment Company Act, do not receive compensation from the fund.

* Represents total fees paid by the fund to each board member indicated for the fiscal year ended March 31, 2002.

** Represents fees paid during the calendar year ended December 31, 2001 to each board member by: (a) 29 investment companies in the case of Messrs. Armstrong, Burt, Malek and Schafer; (b) 22 investment companies in the case of Messrs. Beaubien, Hewitt, Janklow and White; and (c) 41 investment companies in the case of Messrs. Feldberg and Gowen for which UBS Global AM, UBS PaineWebber or one of their affiliates served as investment advisor, sub-advisor or manager. No fund within the UBS fund complex has a bonus, pension, profit sharing or retirement plan.

***  This person did not commence serving on the fund's board until September
     2001.


            PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES


     UBS PaineWebber, 1285 Avenue of the Americas, New York, New York 10019-6028, owned of record all of the fund's shares as of July 1, 2002. None of the persons on whose behalf those shares were held was known by the fund to own beneficially 5% or more of those shares.


     As of July 1, 2001, directors and officers beneficially owned in the aggregate less than 1% of the outstanding shares of the fund.

                     INVESTMENT ADVISORY, ADMINISTRATION AND
                       PRINCIPAL UNDERWRITING ARRANGEMENTS


     Investment Advisory and Administration Arrangements. UBS PaineWebber acts as the fund's investment advisor and administrator pursuant to a contract with the fund ("UBS PaineWebber Contract"). Under the UBS PaineWebber Contract, the fund pays UBS PaineWebber an annual fee, computed daily and paid monthly, according to the following schedule:


Average Daily Net Assets                                      Annual Rate
------------------------                                      -----------
Up to $500 million ....................................          0.500%
In excess of $500 million up to $1.0 billion ..........          0.425
In excess of $1.0 billion up to $1.5 billion ..........          0.390
In excess of $1.5 billion up to $2.0 billion ..........          0.380
In excess of $2.0 billion up to $2.5 billion ..........          0.350
In excess of $2.5 billion up to $3.5 billion ..........          0.345
In excess of $3.5 billion up to $4.0 billion ..........          0.325
In excess of $4.0 billion up to $4.5 billion ..........          0.315
In excess of $4.5 billion up to $5.0 billion ..........          0.300
In excess of $5.0 billion up to $5.5 billion ..........          0.290
In excess of $5.5 billion .............................          0.280


     Services provided by UBS PaineWebber under the UBS PaineWebber Contract, some of which may be delegated to UBS Global AM, as discussed below, include the provision of a continuous investment program for the fund and supervision of all matters relating to the operation of the fund. Under the UBS PaineWebber Contract, during the fiscal years ended March 31, 2002, 2001 and 2000, the fund paid (or accrued) to UBS PaineWebber investment advisory and administrative fees in the amount of $23,626,698, $21,492,480 and $21,045,342, respectively.

     Under the terms of the UBS PaineWebber Contract, the fund bears all expenses incurred in its operation that are not specifically assumed by UBS PaineWebber. Expenses borne by the fund include the following: (a) the cost (including brokerage commissions, if any) of securities purchased or sold by the fund or any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of the fund by UBS PaineWebber; (c) filing fees and expenses relating to the registration and qualification of the fund's shares under federal or state securities laws and maintaining such registrations and qualifications; (d) fees and salaries payable to the fund's Independent Directors; (e) taxes (including any income or franchise taxes) and governmental fees; (f) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (g) any costs, expenses or losses arising out of any liability of or claim for damage or other relief asserted against the fund for violation of any law; (h) legal, accounting and auditing expenses, including legal fees of special counsel for the Independent Directors; (i) charges of custodians, transfer agents and other agents; (j) costs of preparing share certificates; (k) expenses of setting in type and printing prospectuses, statements of additional information and supplements thereto for existing shareholders, reports and statements to shareholders and proxy materials; (l) any extraordinary expenses (including fees and disbursements of counsel) incurred by the fund; and (m) fees and other expenses incurred in connection with membership in investment company organizations.

     Under a contract with UBS PaineWebber ("Sub-Advisory Contract"), UBS Global AM is responsible for the actual investment management of the fund's assets, including the responsibility for making decisions and placing orders to buy, sell or hold particular securities. Under the Sub-Advisory Contract, UBS PaineWebber (not the fund) pays UBS Global AM an annual fee, computed daily and paid monthly, according to the following schedule:

Average Daily Net Assets                                     Annual Rate
------------------------                                     -----------
Up to $500 million ...................................          0.0900%
In excess of $500 million up to $1.0 billion .........          0.0500
In excess of $1.0 billion up to $1.5 billion .........          0.0400
In excess of $1.5 billion up to $2.0 billion .........          0.0300
In excess of $2.0 billion up to $2.5 billion .........          0.0250
In excess of $2.5 billion up to $3.5 billion..........          0.0250
In excess of $3.5 billion up to $4.5 billion .........          0.0200
In excess of $4.5 billion up to $5.5 billion .........          0.0125
In excess of $5.5 billion ............................          0.0100


     Under the Sub-Advisory Contract, during the fiscal years ended March 31, 2002, 2001 and 2000, UBS PaineWebber paid (or accrued) to UBS Global AM fees in the amount of $1,885,775, $1,809,553 and $1,793,584, respectively.

     Under a contract with UBS PaineWebber ("Sub-Administration Contract"), UBS Global AM also serves as the fund's sub-administrator. Under the Sub-Administration Contract, UBS PaineWebber (not the fund) pays UBS Global AM 20% of the fees received by UBS PaineWebber under the UBS PaineWebber Contract, such amount to be paid monthly and reduced by any amount paid by UBS PaineWebber in each such month under the Sub-Advisory Contract. Under the Sub-Administration Contract, during the fiscal years ended March 31, 2002, 2001 and 2000, UBS PaineWebber paid (or accrued) to UBS Global AM fees in the amount of $2,323,293, $2,488,943 and $2,415,484, respectively.

     Each of the advisory, sub-advisory and sub-administration contracts noted above provides that UBS PaineWebber or UBS Global AM, as the case may be, shall not be liable for any error of judgment or mistake of law or for any loss suffered by the fund in connection with the performance of the contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of UBS PaineWebber or UBS Global AM, in the performance of its duties or from reckless disregard of its duties and obligations thereunder. Each of the advisory, sub-advisory and sub-administration contracts is terminable by vote of the fund's board or by the holders of a majority of the outstanding voting securities of the fund at any time without penalty, on 60 days' written notice to UBS PaineWebber or UBS Global AM, as the case may be. Each of the advisory and sub-advisory contracts may also be terminated by UBS PaineWebber or UBS Global AM, as the case may be, on 90 days' written notice to the fund. The sub-administration contract may also be terminated by UBS Global AM on 60 days' written notice to the fund. Each of the advisory, sub-advisory and sub-administration contracts terminates automatically upon its assignment.

     At the fund's board meeting held on September 20, 2001, the board members considered and approved the continuance of the fund's UBS PaineWebber Contract with UBS PaineWebber, of UBS PaineWebber's Sub-Advisory Contract with UBS Global AM and UBS PaineWebber's Sub-Administration Contract with UBS Global AM. Prior to that meeting, the board's Audit and Contract Review Committee (the "Committee") (comprised of the board's independent directors) also had met to review and discuss the investment advisory and administration services provided to the fund over the course of the year by UBS PaineWebber and UBS Global AM. In considering the continuance of the UBS PaineWebber Contract, the Sub-Advisory Contract and the Sub-Administration Contract, the Committee analyzed the nature, quality and scope of such services, the revenues received and expenses incurred (actual and projected) by UBS PaineWebber and UBS Global AM in performing the services required under the UBS PaineWebber Contract, the Sub-Advisory Contract and the Sub-Administration Contract, respectively, and the cost allocation methods used in calculating such expenses. The Committee also reviewed UBS PaineWebber's and UBS Global AM's profitability in managing the fund; the current fees paid by the fund in light of fees paid to other advisors by comparable funds and as a percentage of assets at different asset levels; fees paid to UBS PaineWebber and UBS Global AM by other funds they advise; and the ability of UBS PaineWebber and UBS Global AM to continue to perform the services contemplated under the UBS PaineWebber Contract, Sub-Advisory Contract and Sub-Administration Contract, respectively.

     The Committee also evaluated the performance of the fund in comparison to funds with similar objectives and policies, the relevant investment advisory personnel, compliance with the fund's investment restrictions, tax and reporting requirements, procedures of UBS PaineWebber and UBS Global AM with respect to possible conflicts of interest, including UBS PaineWebber's and UBS Global AM's code of ethics, trade allocation procedures for its various investment advisory clients, and best execution procedures. Based on all of the above, as well as other factors and considerations, the Committee recommended to the full board that the board approve the continuance of the UBS PaineWebber Contract, of the Sub-Advisory Contract and of the Sub-Administration Contract.

     The full board reviewed the factors considered by the Committee and also gave substantial consideration to the fees payable under the contracts. In this regard, the board evaluated UBS PaineWebber's and UBS Global AM's profitability with respect to the fund, including consideration of both the actual dollar amount of fees paid by the fund directly to UBS PaineWebber and by UBS PaineWebber to UBS Global AM, and so-called "fallout benefits" to UBS PaineWebber and UBS Global AM or their affiliates, such as, for example, benefits derived from serving as investment advisor to the fund, the research services available to UBS PaineWebber or UBS Global AM by reason of commissions from other funds, and transfer agency fees received by UBS PaineWebber for certain transfer agency services it performs for the fund's shareholders. Based on these considerations and the overall high-quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of UBS PaineWebber and UBS Global AM, the board concluded the fees to be paid to UBS PaineWebber and UBS Global AM under the contracts were fair and reasonable, and the scope and quality of UBS PaineWebber's and UBS Global AM's services to the fund were consistent with the fund's operational requirements and sufficient to approve the continuance of the UBS PaineWebber Contract between the fund and UBS PaineWebber, UBS PaineWebber's Sub-Advisory Contract between UBS PaineWebber and UBS Global AM and UBS PaineWebber's Sub-Administration Contract between UBS PaineWebber and UBS Global AM.

     Principal Underwriting Arrangements. UBS Global AM acts as the fund's principal underwriter pursuant to a principal underwriting contract with the fund ("Principal Underwriting Contract"). The Principal Underwriting Contract requires UBS Global AM to use its best efforts, consistent with its other businesses, to sell shares of the fund. Shares of the fund are offered continuously. UBS Global AM enters into dealer agreements with other broker-dealers (affiliated and non-affiliated) and with other financial institutions to authorize them to sell fund shares.


     Transfer Agency-Related Services. PFPC, Inc. ("PFPC") the fund's transfer agent, (not the fund) pays UBS PaineWebber for certain transfer agency related services that PFPC has delegated to UBS PaineWebber.


     Securities Lending. During the fiscal years ended March 31, 2002, 2001 and 2000, the fund paid no fees to UBS PaineWebber for its services as securities lending agent because the fund did not engage in any securities lending activities.


                             PORTFOLIO TRANSACTIONS

     The fund purchases portfolio securities from dealers and underwriters as well as from issuers. Securities are usually traded on a net basis with dealers acting as principal for their own accounts without a stated commission. Prices paid to dealers in principal transactions generally include a 'spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. When securities are purchased directly from an issuer, no commissions or discounts are paid. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.


     The Sub-Advisory Contract authorizes UBS Global AM (with the approval of the board) to select brokers and dealers to execute purchases and sales of the fund's portfolio securities. It directs UBS Global AM to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for the fund. UBS Global AM may consider the sale of shares of the fund and of other funds it advises as a factor in the selection of brokers or dealers to effect transactions for the fund, subject to UBS Global AM's duty to seek best execution. To the extent that the execution and price offered by more than one dealer are comparable, UBS Global AM may, in its discretion, effect transactions in portfolio securities with dealers who provide the fund or UBS Global AM with research, analysis, advice and similar services. Although UBS Global AM may receive certain research or execution services in connection with these transactions, UBS Global AM will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid had no services been provided by the executing dealer. Agency transactions in over-the-counter securities are entered into only in compliance with procedures ensuring that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services. These procedures include a requirement that UBS Global AM obtain multiple quotes from dealers before executing the transaction on an agency basis. Moreover, UBS Global AM will not enter into any explicit soft dollar arrangements relating to principal transactions and will not receive in principal transactions the types of services that could be purchased for hard dollars. Infor-mation and research services furnished by brokers or dealers through which or with which the fund effects securities transactions may be used by UBS Global AM in advising other funds or accounts and, conversely, research services furnished to UBS Global AM by brokers or dealers in connection with other funds or accounts that it advises may be used in advising the fund. Information and research received from dealers will be in addition to, and not in lieu of, the services required to be performed by UBS Global AM under the Sub-Advisory Contract.

     During the fiscal years ended March 31, 2002, 2001 and 2000, the fund paid no brokerage commissions. Therefore, the fund has not allocated any brokerage transactions for research, analysis, advice and similar services.

     Investment decisions for the fund and for other investment accounts managed by UBS Global AM are made independently of one another in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for the fund and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between the fund and such other account(s) as to amount in a manner deemed equitable to the fund and such account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the fund is concerned, or upon its ability to complete its entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the fund.

     As of March 31, 2002, the fund owned securities issued by the following companies which are regular broker-dealers for the fund:



                 Issuer                       Type of Security           Value
                 ------                       ----------------           -----
Merrill Lynch & Co., Inc.                  Short-term corporate     $ 30,000,000
                                           obligation
Morgan Stanley Dean Witter & Co.           Commercial paper         $114,951,050
Salomon Smith Barney Holdings, Inc.        Commercial paper         $124,950,833


                  ADDITIONAL INFORMATION REGARDING REDEMPTIONS;
                             FINANCIAL INSTITUTIONS

     Additional Redemption Information. The fund may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange ("NYSE") is closed or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of the fund's portfolio at the time; although the fund attempts to maintain a constant net asset value of $1.00 per share.


     Under normal circumstances, the fund will redeem shares when so requested by a shareholder's broker-dealer other than UBS PaineWebber by telegram or telephone to UBS Global AM. Such a redemption order will be executed at the net asset value next determined after the order is received by UBS Global AM. Redemptions of fund shares effected through a broker-dealer other than UBS PaineWebber may be subject to a service charge by that broker-dealer.


     Financial Institutions. The fund may authorize financial institutions and their agents, to accept on its behalf purchase and redemption orders that are in "good form" in accordance with the policies of those institutions. The fund will be deemed to have received these purchase and redemption orders when such an institution or its agent accepts them. Like all customer orders, these orders will be priced based on the fund's net asset value next computed after receipt of the order by the financial institutions or their agents.

                               VALUATION OF SHARES

     The fund uses its best efforts to maintain its net asset value at $1.00 per share. The fund's net asset value per share is determined by State Street Bank and Trust Company ("State Street") as of 2:00 p.m., Eastern time, on each Business Day. As defined in the Prospectus, "Business Day" means any day on which State Street's Boston offices, and the New York City offices of UBS PaineWebber and UBS PaineWebber's bank, The Bank of New York, are all open for business. One or more of these institutions will be closed on the observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day.

     The fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 ("Rule") under the Investment Company Act. To use amortized cost to value its portfolio securities, the fund must adhere to certain conditions under the Rule relating to its investments, some of which are discussed in this SAI. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account, and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. If a large number of redemptions take place at a time when interest rates have increased, the fund might have to sell portfolio securities prior to maturity and at a price that might not be desirable.


     The board has established procedures ("Procedures") for the purpose of maintaining a constant net asset value of $1.00 per share, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. If that deviation exceeds 1/2 of 1% for the fund, the board will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. The fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will not purchase any instrument having, or deemed to have, a remaining maturity of more than 397 days, will limit portfolio investments, including repurchase agreements, to those U.S. dollar denominated instruments that are of high quality under the Rule and that UBS Global AM, acting pursuant to the Procedures, determines present minimal credit risks, and will comply with certain reporting and recordkeeping procedures. There is no assurance that constant net asset value per share will be maintained. If amortized cost ceases to represent fair value per share, the board will take appropriate action.


     In determining the approximate market value of portfolio investments, the fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. Other assets, if any, are valued at fair value as determined in good faith by or under the direction of the board.

                             PERFORMANCE INFORMATION


     The fund's performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to indicate future performance. Investment returns will fluctuate.


     Total Return Calculations. Average annual total return quotes ("Standardized Return") used in the fund's Performance Advertisements are calculated according to the following formula:

     P(1 + T)n = ERV
     where:  P = a hypothetical initial payment of $1,000 to purchase fund shares
             T = average annual total return of fund shares
             n = number of years
           ERV = ending redeemable value of a hypothetical $1,000 payment at the beginning of that period.

     Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. All dividends are assumed to have been reinvested at net asset value.

     The fund also may refer in Performance Advertisements to total return performance data that are not calculated according to the formula set forth above ("Non-Standardized Return"). The fund calculates Non-Standardized Return for specified periods of time by assuming an investment of $1,000 in fund shares and assuming the reinvestment of all dividends. The rate of return is determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the initial value.

     The following table shows performance information for the fund's shares outstanding for the periods indicated. All returns for periods of more than one year are expressed as an average annual return.


Year ended March 31, 2002:
  Standardized Return ................       2.85%
Five Years ended March 31, 2002:
  Standardized Return ................       4.80%
Ten Years ended March 31, 2002:
  Standardized Return ................       4.47%


     Calculation of Yield. The fund computes its 7-day current yield and its 7-day effective yield quotations using standardized methods required by the SEC. The fund from time to time advertises (1) its current yield based on a recently ended seven-day period, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from that shareholder account, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then multiplying the base period return by (365/7), with the resulting yield figure carried to at least the nearest hundredth of one percent; and (2) its effective yield based on the same seven-day period by compounding the base period return by adding 1, raising the sum to a power equal to (365/7) and subtracting 1 from the result, according to the following formula:

                                                       365/7
            EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)     ] -- 1

     The fund may also advertise other performance data, which may consist of the annual or cumulative return (including net short-term capital gain, if any) earned on a hypothetical investment in the fund since it began operations or for shorter periods. This return data may or may not assume reinvestment of dividends (compounding).

     Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yield of the fund fluctuates, it cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, the average maturity of the portfolio securities and whether there are any special account charges that may reduce the yield.

     The fund's yield and effective yield for the seven-day period ended March 31, 2002 were 1.40% and 1.41%, respectively.

     Other Information. The fund's performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to predict or indicate future results. The return on an investment in the fund will fluctuate. In Performance Advertisements, the fund may compare its yield with data published by Lipper Analytical Services, Inc. for money funds ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), IBC Financial Data, Inc. ("IBC"), Wiesenberger Investment Companies Service ("Wiesenberger") or Investment Company Data Inc. ("ICD"), or with the performance of recognized stock and other indices and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, IBC, Wiesenberger or ICD. Performance Advertisements also may refer to discussions of the fund and comparative mutual fund data and ratings reported in independent periodicals. Comparisons in Performance Advertisements may be in graphic form. The fund may also compare its performance with the performance of bank certificates of deposit ("CDs") as measured by the CDA Certificate of Deposit Index and the Bank Rate Monitor National Index and the average of yields of CDs of major banks published by Banxquotes[RegTM] Money Markets.


                                      TAXES

     The fund intends to continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code. To so qualify, the fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain, if any, determined without regard to any deduction for dividends paid) and must meet several additional requirements. Among these requirements are the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities and certain other income; (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

     By qualifying for treatment as a RIC, the fund (but not its shareholders) will be relieved of federal income tax on the part of the investment company taxable income that it distributes to shareholders. If the fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and
(2) the shareholders would treat all those distributions as dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

                                OTHER INFORMATION

     Voting Rights. Shareholders of the fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative, and as a result the holders of more than 50% of all the shares of the fund may elect all its board members.

     The fund does not hold annual meetings. There normally will be no meetings of shareholders to elect directors unless fewer than a majority of the directors holding office have been elected by shareholders. The directors are required to call a meeting of shareholders when requested in writing to do so by the shareholders of record holding at least 25% of the fund's outstanding shares. Each share of the fund has equal voting, dividend and liquidation rights.

     Prior Names. Prior to April 12, 2001, the fund's name was "PaineWebber Cashfund, Inc."

     Custodian and Recordkeeping Agent; Transfer and Dividend Agent. State Street Corporation, located at 1776 Heritage Drive, North Quincy, Massachusetts 02171, serves as custodian and recordkeeping agent for the fund. PFPC, Inc., a subsidiary of PNC Bank, N.A., serves as the fund's transfer and dividend disbursing agent. It is located at 400 Bellevue Parkway, Wilmington, DE 19809.

     Counsel. The law firm of Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006-2401, serves as counsel to the fund. Dechert also acts as counsel to UBS Global AM in connection with other matters. Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019, serves as independent counsel to the Independent Directors.

     Auditors. Ernst & Young LLP, Five Times Square, New York, New York 10036, serves as independent auditors for the fund.


                              FINANCIAL STATEMENTS


     The fund's Annual Report to Shareholders for its last fiscal year ended March 31, 2002 is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of independent auditors appearing therein are incorporated herein by this reference.

You should rely only on the information contained or referred to in the Prospectus and this Statement of Additional Information. The fund and its principal underwriter have not authorized anyone to provide you with information that is different. The Prospectus and this Statement of Additional Information are not an offer to sell shares of the fund in any jurisdiction where the fund or its principal underwriter may not lawfully sell those shares.


                            ------------------------



(C) 2002 UBS PaineWebber Inc. All rights reserved.




                                                                 UBS PaineWebber
                                                                 Cashfund, Inc.


--------------------------------------------------------------------------------
                                             Statement of Additional Information


                                                                   July 29, 2002

--------------------------------------------------------------------------------


                                                                 UBS PaineWebber

PART C. OTHER INFORMATION

Item 23.  Exhibits

(1)  (a)  Restated of Articles of Incorporation (1)

     (b)  Articles of Amendment effective April 12, 2001 (2)

(2)  Restated By-Laws (3)

(3) Instruments defining the rights of holders of Registrant's shares of common stock (4)

(4) (a) Investment Advisory and Administration Contract between Registrant and UBS PaineWebber (filed herewith)

     (b) Sub-Advisory Contract between UBS PaineWebber Inc. and UBS Global Asset Management (US) Inc. (3)

     (c) Sub-Administration Contract between UBS PaineWebber Inc. and UBS Global Asset Management (US) Inc. (3)

(5)  (a)  Principal Underwriting Contract (2)

     (b)  Dealer Agreement (filed herewith)

(6)  Bonus, profit sharing or pension plans - none

(7)  Custodian Contract (3)

(8)  Transfer Agency Agreement (3)

(9)  Opinion and Consent of Counsel (filed herewith)

(10) Other opinions, appraisals, rulings and consents: Consent of Independent Auditors (filed herewith)

(11) Financial statements omitted from Part B-none

(12) Letter of Investment Intent (3)

(13) Plan pursuant to Rule 12b-1-none

(14) Plan pursuant to Rule 18f-3- none

(15) Code of Ethics for Registrant and UBS Global Asset Management (US) Inc. (5) UBS PaineWebber Inc., Registrant's investment advisor, is not required to have a code of ethics with respect to the Registrant because
     Registrant is a money market fund.

------------------
(1) Incorporated by reference from Post-Effective Amendment No. 35 to the registration statement, SEC File No. 2-60655, filed July 31, 1996.

(2) Incorporated by reference from Post-Effective Amendment No. 41 to the registration statement, SEC File No. 2-60655, filed July 31, 2001.

(3) Incorporated by reference from Post-Effective Amendment No. 37 to the registration statement, SEC File No. 2-60655, filed July 31, 1998.

(4) Incorporated by reference from Articles Sixth, Eighth, Ninth and Twelfth of the Registrant's Restated Articles of Incorporation and Articles II, III, VIII, X, and XI of the Registrant's Restated By-Laws.

(5) Incorporated by reference from Post-Effective Amendment No. 29 to the registration statement, SEC File No. 2-60655, filed June 27, 2000.

Item 24.  Persons Controlled by or under Common Control with Registrant

         None.

Item 25. Indemnification

         Article Fourteenth of the Restated Articles of Incorporation ("Articles") provides that the directors and officers of the Registrant shall not be liable to the Registrant or to any of its stockholders for money damages to the maximum extent permitted by applicable law. Article Fourteenth also provides that any repeal or modification of Article Fourteenth or adoption, or modification of any other provision of the Articles or By-Laws inconsistent with Article Fourteenth shall be prospective only, to the extent that any such repeal or modification would, if applied retroactively, adversely affect any limitation on the liability of any director or officer of the Registrant or indemnification available to any person covered by these provisions with respect to any act or omission which occurred prior to such repeal, modification or adoption.

         Section 10.01 of Article 10 of the Restated By-Laws ("By-Laws") provides that the Registrant shall indemnify its present and past directors, officers, employees and agents, and any persons who are serving or have served at the request of the Registrant as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, or enterprise, to the fullest extent permitted by law.

         Section 10.02 of Article 10 of the By-Laws further provides that the Registrant may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Registrant, or is or was serving at the request of the Registrant as a director, officer or employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in any such capacity or arising out of his status as such, whether or not the Registrant would have the power to indemnify him against such liability.

         Section 8 of the Investment Advisory and Administration Contract between Registrant and UBS PaineWebber Inc. ("UBS PaineWebber") provides that UBS PaineWebber shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Registrant in connection with the matters to which the Contract relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Contract.
Section 8 further provides that any person, even though also an officer, director, employee or agent of UBS PaineWebber, who may be or become an officer, director or employee of the Registrant shall be deemed, when rendering services to the Registrant or acting with respect to any business of the Registrant, to be rendering such service to or acting solely for the Registrant and not as an officer, director, employee, or agent or one under the control or direction of UBS PaineWebber even though paid by it.

         Section 9 of the Sub-Advisory Contract between UBS PaineWebber and UBS Global Asset Management (US) Inc. ("UBS Global AM") and Section 8 of the Sub-Administration Contract between UBS PaineWebber and UBS Global AM contain provisions similar to Section 9 of the Investment Advisory and Administration Contract between the Registrant and UBS PaineWebber.

         Section 9 of the Principal Underwriting Contract provides that the Registrant will indemnify UBS Global AM and its officers, directors and controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by UBS Global AM to the Registrant for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933. Section 9 of the Principal Underwriting

Contract also provides that UBS Global AM agrees to indemnify, defend and hold the Registrant, its officers and directors free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by UBS Global AM for use in the Registration Statement or arising out of an agreement between UBS Global AM and any retail dealer, or arising out of supplementary literature or advertising used by UBS Global AM in connection with the Principal Underwriting Contract.

         Section 8 of the Dealer Agreement contains provisions similar to
Section 9 of the Principal Underwriting Contract with respect to UBS
PaineWebber.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling persons of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Advisor

         UBS PaineWebber, a Delaware corporation, is a registered investment advisor and is an indirect wholly owned subsidiary of UBS AG. UBS PaineWebber is primarily engaged in the financial services business. Information as to the officers and directors of UBS PaineWebber is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-7163) and is incorporated herein by reference.

         UBS Global AM, a Delaware corporation, is a registered investment advisor and is also an indirect wholly owned subsidiary of UBS AG. UBS Global AM is primarily engaged in the investment advisory and financial services business. Information as to the officers and directors of UBS Global AM is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219) and is incorporated herein by reference.

Item 27. Principal Underwriters

(a) UBS Global AM serves as principal underwriter and/or investment advisor, sub-advisor or manager for the following other investment companies:

                2002 TARGET TERM TRUST INC.
                ALL AMERICAN TERM TRUST INC.
                UBS FINANCIAL SERVICES FUND INC.
                UBS INDEX TRUST
                UBS INVESTMENT TRUST
                UBS MANAGED INVESTMENTS TRUST
                UBS MASTER SERIES, INC.
                UBS MONEY SERIES
                UBS SECURITIES TRUST
                UBS SERIES TRUST
                GLOBAL HIGH INCOME DOLLAR FUND INC.
                INSURED MUNICIPAL INCOME FUND INC.
                INVESTMENT GRADE MUNICIPAL INCOME FUND INC.
                LIQUID INSTITUTIONAL RESERVES

                MANAGED HIGH YIELD PLUS FUND INC.
                UBS PACE SELECT ADVISORS TRUST
                STRATEGIC GLOBAL INCOME FUND, INC.
                THE UBS FUNDS
                UBS PAINEWEBBER CASHFUND, INC.
                UBS PAINEWEBBER MANAGED MUNICIPAL TRUST
                UBS PAINEWEBBER MUNICIPAL MONEY MARKET SERIES
                UBS PAINEWEBBER RMA MONEY FUND, INC.
                UBS PAINEWEBBER RMA TAX-FREE FUND, INC.


         (b) UBS Global AM is the principal underwriter of the Registrant. UBS PaineWebber acts as dealer for the shares of the Registrant. The directors and officers of UBS Global AM, their principal business addresses and their positions and offices with UBS Global AM are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219). The directors and officers of UBS PaineWebber, their principal business addresses and their positions and offices with UBS PaineWebber are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-7163). The foregoing information is hereby incorporated herein by reference. The information set forth below is furnished for those directors and officers of UBS Global AM or UBS PaineWebber who also serve as directors or officers of the Registrant.

----------------------------------------------------------------------------------------------------------------------
Name and Address               Position(s) held with Registrant    Position and Offices with Underwriter or Dealer
----------------------------------------------------------------------------------------------------------------------
Margo N. Alexander*            Director                            Executive Vice President and a Director of UBS
                                                                   PaineWebber
----------------------------------------------------------------------------------------------------------------------
Thomas Disbrow**               Vice President and Assistant        Director and a Senior Manager of the Mutual Fund
                               Treasurer                           Finance Department of UBS Global AM
----------------------------------------------------------------------------------------------------------------------
Amy R. Doberman*               Vice President and Secretary        Managing Director and General Counsel of UBS
                                                                   Global AM
----------------------------------------------------------------------------------------------------------------------
Stephen P. Fisher*             Vice President                      Managing Director of UBS Global AM
----------------------------------------------------------------------------------------------------------------------
David M. Goldenberg*           Vice President and Assistant        Executive Director and Deputy General Counsel of
                               Secretary                           UBS Global AM
----------------------------------------------------------------------------------------------------------------------
Kevin J. Mahoney**             Vice President and Assistant        Director and a Senior Manager of the Mutual Fund
                               Treasurer                           Finance Department of UBS Global AM
----------------------------------------------------------------------------------------------------------------------
Michael H. Markowitz***        Vice President                      Executive Director, Portfolio Manager and Head of
                                                                   U.S. Short Duration Fixed Income of UBS Global AM
----------------------------------------------------------------------------------------------------------------------
Susan Ryan*                    Vice President                      Executive Director and Portfolio Manager of UBS
                                                                   Global AM
----------------------------------------------------------------------------------------------------------------------
Paul H. Schubert**             Vice President and Treasurer        Executive Director and Head of the Mutual Fund
                                                                   Finance Department of UBS Global AM
----------------------------------------------------------------------------------------------------------------------
Brian M. Storms*               President                           Chief Executive Officer and President of UBS
                                                                   Global AM
----------------------------------------------------------------------------------------------------------------------
Keith A. Weller*               Vice President and Assistant        Director and Senior Associate General Counsel of
                               Secretary                           UBS Global AM
----------------------------------------------------------------------------------------------------------------------

*   This person's business address is 51 West 52nd Street, New York, New
    York 10019-6114.
** This person's business address is Newport Center III, 499 Washington Blvd., 14th Floor, Jersey City, New Jersey 07310-1998.
*** This person's address is One North Wacker Drive, Chicago, Illinois 60606.

         (c) None.

Item 28. Location of Accounts and Records

         The books and other documents required by paragraphs (b)(4), (c) and
(d) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of UBS Global Asset Management (US) Inc., 51 West 52nd Street, New York, New York 10019-6114, c/o Compliance Department. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and custodian.

Item 29. Management Services

         Not applicable.

Item 30. Undertakings

         None.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 29th day of July, 2002.

                                     UBS PAINEWEBBER CASHFUND, INC.

                                     By: /s/ David M. Goldenberg
                                         -------------------------------------
                                         David M. Goldenberg
                                         Vice President and Assistant Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

Signature                       Title                          Date


/s/ Margo N. Alexander          Director                       July 25, 2002
---------------------
Margo N. Alexander*


/s/ Richard Q. Armstrong        Director                       July 25, 2002
------------------------
Richard Q. Armstrong*


/s/ David J. Beaubien           Director                       July 25, 2002
------------------------
David J. Beaubien*


/s/ E. Garrett Bewkes, Jr.      Director and Chairman          July 25, 2002
--------------------------      of the Board of  Directors
E. Garrett Bewkes, Jr.*


/s/ Richard R. Burt             Director                       July 25, 2002
-------------------
Richard R. Burt*


/s/ Meyer Feldberg              Director                       July 25, 2002
------------------
Meyer Feldberg*


/s/ George W. Gowen             Director                       July 25, 2002
-------------------
George W. Gowen*


/s/ William W. Hewitt, Jr.      Director                       July 25, 2002
-------------------------
William W. Hewitt, Jr.*


/s/ Morton Janklow              Director                       July 25, 2002
------------------
Morton Janklow*

/s/ Frederic V. Malek           Director                       July 25, 2002
--------------------
Frederic V. Malek*


/s/ Carl W. Schafer             Director                       July 25, 2002
-------------------
Carl W. Schafer*


/s/ William D. White            Director                       July 25, 2002
--------------------
William D. White*


/s/ Brian M. Storms             President                      July 25, 2002
-------------------
Brian M. Storms **

/s/ Paul H. Schubert            Vice President and Treasurer   July 29, 2002
--------------------
Paul H. Schubert

*Signatures affixed by Ethan D. Corey pursuant to Powers of Attorney dated September 20, 2001 and incorporated by reference from Post-Effective Amendment No. 23 to the registration statement of UBS Financial Services Fund, Inc., SEC File No. 33-33231, filed October 31, 2001.

**Signatures affixed by Ethan D. Corey pursuant to Powers of Attorney dated September 25, 2001 and incorporated by reference from Post-Effective Amendment No. 23 to the registration statement of UBS Financial Services Fund, Inc., SEC File No. 33-33231, filed October 31, 2001.

                         UBS PAINEWEBBER CASHFUND, INC.
                                  EXHIBIT INDEX

Exhibit
Number

(4) (a) Investment Advisory and Administration Contract between Registrant and UBS PaineWebber
(5)   (b) Dealer Agreement
(9)       Opinion and consent of counsel
(10)      Other opinions, appraisals, rulings and consents: Auditors' consent